Acquisition of Bao Li Gaming Promotion Limited (Tables) (Bao Li Gaming [Member])	6 Months Ended
Jun. 30, 2014
Bao Li Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000		*
2014	$2,500,000,000	$13,000,000	625,000		*
2015	$2,500,000,000	$13,000,000	625,000		*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation [Table Text Block]
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2013	$33,027,050
Payment	(13,000,000)
Ordinary Shares Issued	-
Change in Fair Value of Contingent Consideration	24,249,638
Foreign Currency Translation Adjustment	22,799
Contingent Consideration Payable as of June 30, 2014	$44,299,487

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2014	$25,069,009
2015	19,230,478
$44,299,487